Condensed Consolidated Interim Statements of Changes in Stockholders' Equity - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Foreign Currency Translation Adjustments [Member]	Retained Earnings [Member]	Stockholders Equity [Member]	Noncontrolling Interest [Member]	Total	Parent [Member]
Balance at Dec. 31, 2021		$ 43	$ 23,607,741	$ (26,275)	$ (17,098,227)	$ 6,483,282	$ (70,671)	$ 6,412,611
Balance, shares at Dec. 31, 2021		429,953
Issuance of shares for standby equity purchase agreement II	[1]	$ 23	4,103,307			4,103,330		4,103,330
Issuance of shares for standby equity purchase agreement II, shares		228,572
Issuance of shares to services providers	[1]	$ 3	916,476			916,479	591	917,070
Issuance of shares to services providers, shares		29,747
Share based compensation to employees and directors	[1]		82,888			82,888	1,283	84,171
Comprehensive loss for the period	[1]				(5,739,600)	(5,739,600)	(40,241)	(5,779,841)
Balance at Dec. 31, 2022		$ 69	28,710,412	(26,275)	(22,837,827)	5,846,379	(109,038)	5,737,341	$ 5,846,379
Balance, shares at Dec. 31, 2022	[2]	688,272
Issuance of shares to services providers		$ 1	67,613					67,614	67,614
Issuance of shares to services providers, shares	[2]	6,288
Share based compensation to employees and directors		$ 14	691,005				201	691,220	691,019
Comprehensive loss for the period					(1,713,678)		(7,871)	(1,721,549)	(1,713,678)
Share based compensation to employees and directors, shares	[2]	142,860
Balance at Mar. 31, 2023		$ 84	29,469,030	(26,275)	(24,551,505)		(116,708)	4,774,626	4,891,334
Balance, shares at Mar. 31, 2023	[2]	837,420
Balance at Dec. 31, 2022		$ 69	28,710,412	(26,275)	(22,837,827)	5,846,379	(109,038)	5,737,341	5,846,379
Balance, shares at Dec. 31, 2022	[2]	688,272
Comprehensive loss for the period								(5,472,512)
Balance at Sep. 30, 2023		$ 146	32,238,304	(26,275)	(27,626,606)		32,261	4,617,830	4,585,569
Balance, shares at Sep. 30, 2023	[2]	1,445,558
Balance at Dec. 31, 2022		$ 69	28,710,412	(26,275)	(22,837,827)	5,846,379	(109,038)	5,737,341	5,846,379
Balance, shares at Dec. 31, 2022	[2]	688,272
Issuance of shares to services providers	[1]	$ 99	2,923,742			2,923,841		2,923,841
Issuance of shares to services providers, shares		990,092
Share based compensation to employees and directors	[1]		23,266			23,266	434	23,700
Comprehensive loss for the period	[1]				(6,522,408)	(6,522,408)	(737,510)	(7,259,918)
Issuance of shares for Plantify exchange agreement (note 5)	[1]	$ 17	826,688			826,705		826,705
Issuance of shares for Plantify exchange agreement , shares		166,340
Issuance of shares for Yaaran exchange agreement (note 6 and note 10(22))	[1]	$ 22	997,002			997,024	664,683	1,661,707
Issuance of shares for Yaaran exchange agreement, shares		223,008
Issuance of shares for standby equity purchase agreement I	[1]	$ 78	2,290,850			2,290,928		2,290,928
Issuance of shares for standby equity purchase agreement I, shares		777,224
Issuance of shares for standby equity purchase agreement II	[1]	$ 11	254,263			254,274		254,274
Stock issued during period, shares equity purchase agreement II, shares		110,554
Transactions with non- controlling interests (note 6)	[1]		(160,000)			(160,000)	160,000
Balance at Dec. 31, 2023		$ 296	35,866,223	(26,275)	(29,360,235)	6,480,009	(21,431)	6,458,578	6,480,009
Balance, shares at Dec. 31, 2023		2,955,490
Balance at Mar. 31, 2023		$ 84	29,469,030	(26,275)	(24,551,505)		(116,708)	4,774,626	4,891,334
Balance, shares at Mar. 31, 2023	[2]	837,420
Issuance of shares to services providers		$ 14	670,226					670,240	670,240
Issuance of shares to services providers, shares	[2]	135,926
Comprehensive loss for the period					(709,505)		(5,430)	(714,935)	(709,505)
Issuance of shares for exchange agreement		$ 17	826,688					826,705	826,705
Issuance of shares for exchange agreement, shares	[2]	166,340
Share based compensation to employees and directors			5,699				88	5,787	5,699
Balance at Jun. 30, 2023		$ 115	30,971,643	(26,275)	(25,261,010)		(122,050)	5,562,423	5,684,473
Balance, shares at Jun. 30, 2023	[2]	1,139,686
Issuance of shares to services providers		$ 6	302,817					302,823	302,823
Issuance of shares to services providers, shares	[2]	56,640
Share based compensation to employees and directors			3,857				60	3,917	3,857
Comprehensive loss for the period					(2,365,596)		(670,432)	(3,036,028)	(2,365,596)
Issuance of shares for standby equity purchase agreement I		$ 3	122,985					122,988	122,988
Issuance of shares for standby equity purchase agreement I, shares	[2]	26,224
Issuance of shares for exchange agreement		$ 22	997,002				664,683	1,661,707	997,024
Issuance of shares for exchange agreement, shares	[2]	223,008
Transactions with non-controlling interests			(160,000)				160,000		(160,000)
Balance at Sep. 30, 2023		$ 146	32,238,304	(26,275)	(27,626,606)		32,261	4,617,830	4,585,569
Balance, shares at Sep. 30, 2023	[2]	1,445,558
Balance at Dec. 31, 2023		$ 296	35,866,223	(26,275)	(29,360,235)	6,480,009	(21,431)	6,458,578	6,480,009
Balance, shares at Dec. 31, 2023		2,955,490
Issuance of shares for standby equity purchase agreement II		$ 3	39,947					39,950	39,950
Issuance of shares for standby equity purchase agreement II, shares		28,333
Issuance of shares to services providers			23,738					23,738	23,738
Issuance of shares to services providers, shares		4,794
Comprehensive loss for the period					(769,564)		(52,794)	(822,358)	(769,564)
Balance at Mar. 31, 2024		$ 299	35,929,908	(26,275)	(30,129,799)		(74,225)	5,699,908	5,774,133
Balance, shares at Mar. 31, 2024		2,988,617
Balance at Dec. 31, 2023		$ 296	35,866,223	(26,275)	(29,360,235)	$ 6,480,009	(21,431)	6,458,578	6,480,009
Balance, shares at Dec. 31, 2023		2,955,490
Comprehensive loss for the period								(3,936,207)
Balance at Sep. 30, 2024		$ 958	38,646,023	(26,275)	(33,180,457)		(137,416)	5,302,833	5,440,249
Balance, shares at Sep. 30, 2024		9,580,515
Balance at Mar. 31, 2024		$ 299	35,929,908	(26,275)	(30,129,799)		(74,225)	5,699,908	5,774,133
Balance, shares at Mar. 31, 2024		2,988,617
Issuance of shares for standby equity purchase agreement II		$ 114	936,980					937,094	937,094
Issuance of shares for standby equity purchase agreement II, shares		1,142,480
Issuance of shares to services providers		$ 3	48,811					48,814	48,814
Issuance of shares to services providers, shares		30,000
Comprehensive loss for the period					(787,448)		(12,694)	(800,142)	(787,448)
Balance at Jun. 30, 2024		$ 416	36,915,699	(26,275)	(30,917,247)		(86,919)	5,885,674	5,972,593
Balance, shares at Jun. 30, 2024		4,161,097
Issuance of shares for standby equity purchase agreement II		$ 372	1,245,826					1,246,198	1,246,198
Issuance of shares for standby equity purchase agreement II, shares		3,718,132
Issuance of shares to services providers		$ 170	484,498					484,668	484,668
Issuance of shares to services providers, shares		1,701,286
Comprehensive loss for the period					(2,263,210)		(50,497)	(2,313,707)	(2,263,210)
Balance at Sep. 30, 2024		$ 958	$ 38,646,023	$ (26,275)	$ (33,180,457)		$ (137,416)	$ 5,302,833	$ 5,440,249
Balance, shares at Sep. 30, 2024		9,580,515

[1]	Adjusted to reflect
[2]	Adjusted to reflect